Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	28 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Without Sales Load [Member] | C000244753
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.20%)	8.43%
S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return, Percent		9.35%	15.38%